Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 117	$ 79
Transfers from Level 2 to Level 1	198	1,821
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	117	138
Financial investments
Assets
Transfers from Level 1 to Level 2	1,526	367
Transfers from Level 2 to Level 1	2,696	17,861
Trading assets
Assets
Transfers from Level 1 to Level 2	663	435
Transfers from Level 2 to Level 1	1,252	4,959
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	0	2
Transfers from Level 2 to Level 1	347	85
Derivatives
Assets
Transfers from Level 1 to Level 2	23	1
Transfers from Level 2 to Level 1	$ 111	$ 128